Dividends - Additional information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 21, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Dividends [Line Items]
Decrease to franking account balance		$ 410
Final Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)		$ 2.580	$ 2.250	$ 4.170
Potential ordinary share transactions
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)	$ 2.580
Dividends payment proposed in the announcement of the results for the year	$ 4,200
Rio Tinto Limited
Disclosure of Dividends [Line Items]
Franking credits available		$ 8,734	$ 7,246	$ 6,611
Rio Tinto Limited | Final Dividends
Disclosure of Dividends [Line Items]
Franked final dividend percentage		30.00%	30.00%	30.00%